REDEEMABLE CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule of redeemable convertible preferred shares activities

The Company's redeemable convertible preferred shares activities consist of the following:

RMB	Series A	Series B	Series C	Series D	Series E	Series F	Total
Balance as of January 1, 2019	172,724	202,494	603,825	195,864	-	-	1,174,907
Issuance for cash	-	-	-	-	226,646	-	226,646
Issuance costs	-	-	-	-	(12,427)	-	(12,427)
Inducement cost*	-	-	-	-	(4,350)	-	(4,350)
Modifications	-	-	6,716	5,562	-	-	12,278
Accretion of Redeemable Convertible Preferred Shares	(1,029)	(2,842)	(12,570)	4,066	23,437	-	11,062
Foreign currency translation adjustment	2,833	3,302	9,876	3,334	(3,332)	-	16,013
Balance as of December 31, 2019	174,528	202,954	607,847	208,826	229,974	-	1,424,129
Exercise of Series E warrants	-	-	-	-	122,642	-	122,642
Issuance for cash	-	-	-	-	-	598,662	598,662
Issuance costs	-	-	-	-	-	(11,830)	(11,830)
Deemed dividends	-	-	-	-	14,729	-	14,729
Accretion of Redeemable Convertible Preferred Shares	229,846	226,825	396,106	77,441	93,773	115,117	1,139,108
Foreign currency translation adjustment	(23,710)	(25,385)	(60,725)	(17,694)	(23,869)	(10,477)	(161,860)
Balance as of December 31, 2020	380,664	404,394	943,228	268,573	437,249	691,472	3,125,580
Subscription receivables	-	-	(230,087)	-	(106,092)	-	(336,179)
Carrying amount as of December 31, 2020	380,664	404,394	713,141	268,573	331,157	691,472	2,789,401
Issuance of Series F Preferred Shares	-	-	-	-	-	257,198	257,198
Accretion of Redeemable Convertible Preferred Shares	588,758	615,764	1,379,371	379,571	610,099	1,305,090	4,878,653
Foreign currency translation adjustment	(7,001)	(7,391)	213,120	(4,768)	98,368	(14,146)	278,182
Balance as of Feburary 9, 2021	962,421	1,012,767	2,305,632	643,376	1,039,624	2,239,614	8,203,434
Conversion to Class A Ordinary Shares	(962,421)	(1,012,767)	(2,305,632)	(643,376)	(1,039,624)	(2,239,614)	(8,203,434)
Balance as of December 31, 2021	-	-	-	-	-	-	-

* On August 28, 2019, the Series E investors requested to restrict one of the founders, Mr. Li's ordinary shares for a period of three years, which was a protective clause and was an inducement made to facilitate the investment in the Series E Preferred Shares on behalf of the Company. Therefore, the fair value of the restricted shares recognized as additional paid-in capital and reflected as a reduction of the proceeds allocated to the Series E Preferred Shares. The fair value of restricted shares was estimated by management with the assistance of valuer and involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, risk‑free interest rate and subjective judgments regarding the Company's projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. As of August 28, 2019, the fair value of the restricted shares was determined to be RMB4,350 based on the Company's ordinary share price on August 28, 2019.